Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Ore in stockpiles and mining supplies	$ 4,743	$ 5,110
Materials and supplies	646	151
Inventories	5,389	5,261
Less: Current portion	646	151
Non-current inventories	$ 4,743	$ 5,110